Note 18 - Financial Instruments With Off-Balance Sheet Risk (Detail) - Financial Instruments With Off-Balance Sheet Risk (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fixed Rate [Member] | Commitment to Make Loans [Member]
Off-Balance Sheet Risk	$ 82,395	$ 44,091
Fixed Rate [Member] | Unused Line of Credit [Member]
Off-Balance Sheet Risk	25,923	22,205
Fixed Rate [Member] | Standby Letters of Credit [Member]
Off-Balance Sheet Risk	5,201	4,776
Variable Rate [Member] | Commitment to Make Loans [Member]
Off-Balance Sheet Risk	10,137	11,254
Variable Rate [Member] | Unused Line of Credit [Member]
Off-Balance Sheet Risk	126,490	118,443
Variable Rate [Member] | Standby Letters of Credit [Member]
Off-Balance Sheet Risk	$ 15,225	$ 15,110